Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Off-Balance Sheet Commitments

Our off-balance sheet commitments primarily consist of operating lease arrangements and guaranteed minimum franchise payments. These arrangements result from our normal course of business and represent obligations that are payable over several years.

We have long-term operating leases for office space, billboard sites and equipment, which expire at various dates. Certain leases contain renewal and escalation clauses.

We have agreements with municipalities and transit operators which entitle us to operate advertising displays within their transit systems, including on the interior and exterior of rail and subway cars and buses, as well as on benches, transit shelters, street kiosks, and transit platforms. Under most of these franchise agreements, the franchisor is entitled to receive the greater of a percentage of the relevant revenues, net of agency fees, or a specified guaranteed minimum annual payment.

Letters of Credit

We have indemnification obligations with respect to letters of credit and surety bonds primarily used as security against non-performance in the normal course of business. The outstanding letters of credit and surety bonds approximated $81.3 million as of March 31, 2014, of which $1.2 million was indemnified by CBS, and $78.3 million as of December 31, 2013, all of which was indemnified by CBS, and were not recorded on the Consolidated Statements of Financial Position. Upon the renewal of our lease and franchise agreements, and upon the entry into new arrangements with respect to our letters of credit and surety bonds, our letters of credit and surety bonds will no longer be indemnified by CBS.

Legal Matters

On an ongoing basis, we are engaged in lawsuits and governmental proceedings and respond to various investigations, inquiries, notices and claims from national, state and local governmental and other authorities (collectively, “litigation”). Litigation is inherently uncertain and always difficult to predict. Although it is not possible to predict with certainty the eventual outcome of any litigation, in our opinion, none of our current litigation is expected to have a material adverse effect on our results of operations, financial position or cash flows.

COMMITMENTS AND CONTINGENCIES
The Company’s commitments not recorded on the Combined Consolidated Balance Sheets primarily consist of operating lease arrangements and guaranteed minimum franchise payments. These arrangements result from the Company’s normal course of business and represent obligations that are payable over several years.
The Company has long-term operating leases for billboard sites, office space and equipment, which expire at various dates. Certain leases contain renewal and escalation clauses.
The Company has agreements with municipalities and transit operators which entitle it to operate advertising displays within their transit systems, including on the interior and exterior of rail and subway cars and buses, as well as on benches, transit shelters, street kiosks, and transit platforms. Under most of these franchise agreements, the franchisor is entitled to receive the greater of a percentage of the relevant revenues, net of agency fees, or a specified guaranteed minimum annual payment.
At December 31, 2013, minimum rental payments under noncancellable operating leases with terms in excess of one year and guaranteed minimum franchise payments are as follows:

	Operating Leases	Guaranteed Minimum Franchise Payments
2014	$89.7	$150.8
2015	84.2	97.2
2016	73.0	22.7
2017	59.8	14.7
2018	51.8	7.2
2019 and thereafter	315.5	38.7
Total minimum payments	$674.0	$331.3

Rent expense was $292.0 million in 2013, $283.2 million in 2012 and $279.3 million in 2011, including contingent rent amounts of $35.7 million in 2013, $28.6 million in 2012 and $24.7 million in 2011. Rent expense is primarily reflected in operating expenses on the Combined Consolidated Statements of Operations and includes rent on cancellable leases and leases with terms under one year, as well as contingent rent, none of which are included in the operating lease commitments in the table above.
The Company uses letters of credit and surety bonds, which are indemnified by CBS, primarily as security against nonperformance in the normal course of business. At December 31, 2013, the outstanding letters of credit and surety bonds approximated $78.3 million and were not recorded on the Combined Consolidated Balance Sheet.
Legal Matters
On an ongoing basis, the Company is engaged in lawsuits and governmental proceedings and responds to various investigations, inquiries, notices and claims from national, state and local governmental and other authorities (collectively, “litigation”) as the outdoor advertising industry is subject to governmental regulation. Litigation is inherently uncertain and always difficult to predict. Although it is not possible to predict with certainty the eventual outcome of any litigation, in the Company’s opinion, none of its current litigation is expected to have a material adverse effect on the Company’s results of operations, financial position or cash flows.